Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share, shares authorized	333,374,217	333,374,217
Ordinary share, shares issued	139,209,554	89,009,554
Ordinary share, shares outstanding	139,209,554	89,009,554
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share, shares authorized	46,625,783	46,625,783
Ordinary share, shares issued	46,625,783	46,625,783
Ordinary share, shares outstanding	46,625,783	46,625,783